Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Nature and Extent of Risks Arising from Financial Instruments
The following tables show the net monetary position of the respective subsidiaries within the Group categorized by functional currency. Non-U.S. Dollar amounts are presented in U.S. Dollars for purpose of these tables.

	2021
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(33,002)	—	—	—	(33,002)
Brazilian Reais	—	(396,288)	—	—	(396,288)
U.S. Dollar	(267,448)	(270,213)	21,773	30,490	(485,398)
Uruguayan Peso	—	—	(1,837)	—	(1,837)
Total	(300,450)	(666,501)	19,936	30,490	(916,525)

	2020
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(115,097)	—	—	(288)	(115,385)
Brazilian Reais	—	(298,039)	—	—	(298,039)
U.S. Dollar	(193,353)	(307,611)	20,720	47,122	(433,122)
Uruguayan Peso	—	—	(655)	—	(655)
Total	(308,450)	(605,650)	20,065	46,834	(847,201)
A portion of this effect would have been recognized as other comprehensive income since a portion of the Company’s borrowings was used as cash flow hedge of the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars (see Hedge Accounting - Cash Flow Hedge below for details).

		Functional currency
Net monetary position		Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
2021	U.S. Dollar	(26,745)	(27,021)	2,177	(51,589)
2020	U.S. Dollar	(19,335)	(30,761)	2,072	(48,024)

Schedule of Maturity Analysis for Derivative and Non-Derivative Financial Liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables where discounting is not applied.

At December 31, 2021	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	153,175	15	22	247	153,459
Borrowings	153,311	57,849	245,538	577,178	1,033,876
Leases Liabilities	53,384	53,172	122,625	123,180	352,361
Derivative financial instruments	1,283	—	—	—	1,283
Total	361,153	111,036	368,185	700,605	1,540,979

At December 31, 2020	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	114,523	15	22	253	114,813
Borrowings	286,588	132,266	197,941	713,321	1,330,116
Leases Liabilities	36,714	20,608	74,565	65,639	197,526
Derivative financial instruments	13,141	—	—	—	13,141
Total	450,966	152,889	272,528	779,213	1,655,596

Schedule of Financial Instruments by Type of Interest Rate
The following tables show a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary debt holder. These analyses are performed after giving effect to interest rate swaps.

 The analysis for the year ended December 31, 2021 and 2020 is as follows:

	2021
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	11,769	—	—	—	11,769
Brazilian Reais	—	10,887	—	—	10,887
U.S. Dollar	96,456	342,522	—	165,173	604,151
Subtotal fixed-rate borrowings	108,225	353,409	—	165,173	626,807
Variable rate:
Brazilian Reais	—	169,597	—	—	169,597
U.S. Dollar	19,793	1,454	—	—	21,247
Subtotal variable-rate borrowings	19,793	171,051	—	—	190,844
Total borrowings as per statement of financial position	128,018	524,460	—	165,173	817,651

	2020
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	81,283	—	—	—	81,283
Brazilian Reais	—	22,834	—	—	22,834
U.S. Dollar	30,671	423,286	2,002	157,565	613,524
Subtotal fixed-rate borrowings	111,954	446,120	2,002	157,565	717,641
Variable rate:
Brazilian Reais	—	184,123	—	—	184,123
U.S. Dollar	66,584	2,742	—	—	69,326
Subtotal variable-rate borrowings	66,584	186,865	—	—	253,449
Total borrowings as per statement of financial position	178,538	632,985	2,002	157,565	971,090

For the years ended December 31, 2021 and 2020, if interest rates on floating-rate borrowings had been 1% higher with all other variables held constant, the Group’s Profit before income tax for the years would have decreased as shown below. A 1% decrease in interest rates would have an equal and opposite effect on the income statement.

	2021
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Brazilian Reais	—	(2)	—	—	(2)
U.S. Dollar	—	—		—	—
Total effects on profit before income tax	—	(2)	—	—	(2)

	2020
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reias	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Brazilian Reais	—	(1,841)	—	—	(1,841)
U.S. Dollar	(666)	(27)	—	—	(693)
Total effects on profit before income tax	(666)	(1,868)	—	—	(2,534)

Schedule of Capital Risk Management	During the year ended December 31, 2021, the strategy was to maintain the gearing ratio within 0.40 to 0.60, as follows:

	2021	2020
Total borrowings	817,651	971,090
Total equity	1,047,830	963,724
Total capital	1,865,481	1,934,814
Gearing ratio	0.44	0.50

Schedule of Financial Instruments
The following tables show the outstanding positions for each type of derivative contract as of the date of each statement of financial position:

▪ Futures/ options

As of December 31, 2021:

	2021
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	6	935	157	157
Soybean	55	17,782	(1,283)	(1,283)
Sugar	87	35,922	671	292
Total	148	54,639	(455)	(834)

As of December 31, 2020:

	2020
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	52	6,027	(2,846)	2,846
Soybean	32	7,242	(3,380)	3,380
Wheat	(19)	(4,272)	151	(151)
Sugar	217	63,025	(6,738)	5,538
Ethanol	1	277	(20)	3
Total	283	72,299	(12,833)	11,616
(*) Included in the line item “(Loss) / Gain from commodity derivative financial instruments” of Note 8.
(**) All quantities expressed in tons and m3.
Commodity future contract fair values are computed with reference to quoted market prices on future exchanges.